Summary of Significant Accounting Policies - Summary of Customers Whose Revenue and Accounts Receivable Balances (Detail) - Customer Concentration Risk [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue | Customer A
Concentration Risk [Line Items]
Concentration Customer Risk, Percentage	30.00%	40.00%	36.00%	47.00%
Revenue | Customer B
Concentration Risk [Line Items]
Concentration Customer Risk, Percentage	20.00%	22.00%	21.00%	10.00%
Revenue | Customer C
Concentration Risk [Line Items]
Concentration Customer Risk, Percentage	12.00%			14.00%
Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration Customer Risk, Percentage	33.00%		67.00%	78.00%
Accounts Receivable | Customer C
Concentration Risk [Line Items]
Concentration Customer Risk, Percentage	25.00%